Revenues (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of revenue [text block] [Abstract]
Schedule of operating sales
	2021	2020	2019

Sales of grains	336,115	237,904	175,000
Sales of cotton	28,475	13,104	-
Sales of sugarcane	265,062	192,943	163,114
Sales of beef cattle	29,566	33,609	16,974
Lease	19,350	18,127	9,598
Other revenues	1,301	1,658	1,086
Gross operating revenue	679,869	497,345	365,772

Sales deductions
Taxes on sales	(16,917)	(9,777)	(7,862)

Net revenue	662,952	487,568	357,910

Schedule of sale of farms
	2021	2020	2019
Sale of farm	102,011	83,179	238,414
Adjustment to present value	(16,245)	(11,687)	(61,192)
Gross revenue from sale of farm	85,766	71,492	177,222

Sales taxes	(2,151)	(2,610)	(6,469)
Cost of sale of farm	(30,518)	(7,462)	(27,941)

Gain from sale of farm	53,097	61,420	142,812
Selling expenses	-	-	(35)
Income tax and social contribution	(1,815)	(2,201)	(5,459)
Net gain from sale of farms	51,282	59,219	137,318

Schedule of gain from sale of farm
2021
Selling price	28,000
Present value adjustment	(1,159)
Gross revenue from sale of farm	26,841

Cost of sale	(25,231)
Commission on sale	(1,610)
Gain from sale of farm	-